21. Accounts payable to suppliers	12 Months Ended
Dec. 31, 2018
Accounts Payable To Suppliers
Accounts payable to suppliers

	12.31.2018	12.31.2017
Energy supplies	819,792	986,689
Materials and supplies	384,300	521,969
Natural gas for resale	95,478	101,026
Charges for use of grid system	169,629	117,362
	1,469,199	1,727,046
Current	1,419,243	1,683,577
Noncurrent	49,956	43,469